Investment in Preferred Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Investment in Preferred Securities

Note 5 - Investment in Preferred Securities

During the year ended December 31, 2025, as partial consideration received in connection with the issuance of 1,875 shares of Series B Convertible Preferred Stock and Series B Warrants to purchase Common Stock, the Company received preferred shares of Aditxt, Inc. (“ADTX”), a publicly traded company. The Series B Convertible Preferred Stock was issued at $800 per share. No cash was exchanged in this transaction. The ADTX preferred securities had an estimated fair value and carrying value of $1.5 million at the date of receipt.

The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX. Accordingly, the investment is accounted for under ASC 321, Investments – Equity Securities. Because ADTX’s preferred shares are not actively traded and lack a readily determinable fair value, the Company has elected to measure the investment at cost, less any impairment, adjusted for observable price changes in orderly transactions for identical or similar instruments, as permitted under ASC 321-10-35-2.

During the periods ended March 31, 2026 and December 31, 2025, ADTX redeemed approximately 23 and 43 shares, respectively, of its preferred stock held by the Company in accordance with the terms of the preferred shares. These redemptions resulted in cash proceeds of approximately $0.03 million and $0.05 million for the respective periods. No gain or loss was recognized upon redemption. Additionally, no impairments or other observable price changes were identified as of March 31, 2026 or December 31, 2025.

The following table summarizes the activity in the investment during the period ended March 31, 2026 and December 31, 2025:

	March 31, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Beginning balance	1,457	$1,450,000	-	-
Initial recognition at fair value (September 30, 2025)	-	-	1,500	$1,500,000
Proceeds from redemption	(23)	(25,017)	(43)	(50,000)
Impairment charges	-	-	-	-
Observable price adjustments	-	-	-	-
Ending balance	1,434	$1,424,983	1,457	$1,450,000

During the three months ended March 31, 2026, the Company reclassified the investment from a long-term asset to a short-term asset on the unaudited condensed consolidated balance sheets to reflect management’s intent to dispose of the investment within the next twelve months. As of December 31, 2025, the investment was classified as a long-term asset. The investment continues to be measured in accordance with ASC 321, and any future gains or losses resulting from dispositions or impairments will be recognized in Other Income (Expenses) in the condensed consolidated statements of operations.

Note 6 - Investment in Preferred Securities

On September 30, 2025, as partial consideration received in connection with the issuance of 1,875 shares of Series B Convertible Preferred Stock and Series B Warrants to purchase Common Stock (see Note 19), the Company received preferred shares of Aditxt, Inc. (“ADTX”), a publicly traded company. The Series B Convertible Preferred Stock was issued at $800 per share. No cash was exchanged in this transaction. The ADTX preferred securities had an estimated fair value and carrying value of $1.5 million at the date of receipt.

The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX. Accordingly, the investment is accounted for under ASC 321, Investments – Equity Securities. Because ADTX’s preferred shares are not actively traded and lack a readily determinable fair value, the Company has elected to measure the investment at cost, less any impairment, adjusted for observable price changes in orderly transactions for identical or similar instruments, as permitted under ASC 321-10-35-2.

During the year ended December 31, 2025, ADTX redeemed approximately 43 shares of its preferred stock held by the Company pursuant to the preferred share terms, resulting in cash proceeds of $0.05 million. No gain or loss was recognized on this redemption. No impairments or other observable price adjustments were recognized during the year ended December 31, 2025.

The following table summarizes the activity in the investment during the year ended December 31, 2025:

	Shares	Amount
Initial recognition at fair value (September 30, 2025)	1,500	$1,500,000
Proceeds from redemption	(43)	(50,000)
Impairment charges	-	-
Observable price adjustments	-	-
Balance, December 31, 2025	1,457	$1,450,000

As of December 31, 2025, the investment is classified as a long-term asset on the consolidated balance sheet and continues to be measured in accordance with ASC 321. Any future gains or losses resulting from dispositions or impairments will be recognized in Other Income (Expense) in the consolidated statements of operations.